Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis
As of December 31, 2014, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Money market funds	31,271	31,271	—	—
Canadian guaranteed investment certificates	1,294	1,294	—	—
U.S. term deposits	3,500	3,500	—	—
Marketable securities:
U.S. federal bonds	5,502	5,502	—	—
Corporate bonds	12,207	—	12,207	—
Derivatives:
Foreign exchange forward contracts	7	—	7	—
As of December 31, 2015, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Money market funds	59,655	59,655	—	—
U.S. term deposits	21,259	21,259	—	—
Marketable securities:
U.S. federal bonds	35,970	35,970	—	—
Corporate bonds	44,028	—	44,028	—